Taxation (Tables)	9 Months Ended
Sep. 30, 2025
Taxation
Schedule of income tax expense

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2025	2024	2025	2024
	$'m	$'m	$'m	$'m

Current taxes	47.3	2.5	126.3	45.1
Deferred income taxes	(6.3)	3.9	(11.4)	(4.4)
Total taxation expense	41.0	6.4	114.9	40.7